Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

26. Subsequent events

In January 2021, the Company issued 585,398 ordinary shares under our sales agreement for at-the-market offerings with Citigroup Global Markets Inc. and Cantor Fitzgerald & Co. The gross proceeds from this sale amounted to € 2,767,000.

In January 2021, Wings Therapeutics Inc. merged into Phoenicis Therapeutics Inc. by means of a non-cash transaction. ProQR holds a 3.9% interest in Phoenicis Therapeutics Inc.